Other Operating Expenses (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of other operating expenses [Abstract]
Care and maintenance costs	$ 47	$ 28	$ 62
Pension and medical defined benefit provisions	5	4	9
Government fiscal claims and care and maintenance of old tailings operations	5	7	14
Other expenses	0	1	3
Other operating expenses	$ 57	$ 40	$ 88